N-2	Nov. 16, 2023
Cover [Abstract]
Entity Central Index Key	0000819913
Amendment Flag	false
Securities Act File Number	001-11252
Document Type	8-K
Entity Registrant Name	HALLMARK FINANCIAL SERVICES, INC.
Entity Address, Address Line One	5420 Lyndon B. Johnson Freeway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	817-348-1600
Local Phone Number	7
Entity Emerging Growth Company	false